ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are totally from allowances for accounts receivable. The Company made provision for doubtful receivables in the aggregate amount of $nil, $1,202,940 and $359,733 during the year ended December 31, 2010, 2011 and 2012, respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2010	2011	2012
Beginning of the year	$-	$-	$1,202,940
Allowances made during the year	-	1,202,940	359,733
Foreign exchange effect	-	-	29,794

Closing balance	$-	$1,202,940	$1,592,467